Employee benefits expense (Tables)	12 Months Ended
Mar. 31, 2025
Classes of employee benefits expense [abstract]
Summary Of Employee Benefits Expense

	For the year ended March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Salaries, wages and bonus	2,227	2,570	3,041	36
Contribution to provident and other funds (refer Note 37)	102	126	150	2
Share based payments (refer Note 39)	1,966	1,653	1,277	15
Gratuity expense (refer Note 37)	28	36	41	0
Staff welfare expenses	90	82	107	1
Total	4,413	4,467	4,616	54